Consolidated statements of changes in owners'/partners' equity - USD ($) $ in Thousands	General partner units Adjustment IFRS 16	[1]	General partner units Opening balance after adjustment [1]	General partner units	Common units Adjustment IFRS 16	[1]	Common units Opening balance after adjustment [1]	Common units	Class B units	Incentive distribution rights Opening balance after adjustment	[1]	Incentive distribution rights	Preference units Opening balance after adjustment [1]	Preference units	Total Partners' equity Adjustment IFRS 16	[1]	Total Partners' equity Opening balance after adjustment	[1]	Total Partners' equity	Total Owners' Capital Adjustment IFRS 16	[1]	Total Owners' Capital Opening balance after adjustment	[1]	Total Owners' Capital	Adjustment IFRS 16	[1]	Opening balance after adjustment	[1]	Total
Balance as of beginning of the year at Dec. 31, 2018	$ 4		$ 13,293	$ 13,289	$ 173		$ 813,036	$ 812,863		$ 5,176		$ 5,176	$ 348,331	$ 348,331	$ 177		$ 1,179,836		$ 1,179,659	$ 15		$ 73,149		$ 73,134	$ 192		$ 1,252,985		$ 1,252,793
Balance as of beginning of the year (in units) at Dec. 31, 2018			927,532	927,532			45,448,993	45,448,993					14,350,000	14,350,000
Profit attributable to GasLog Ltd. ("GasLog")'s operations (Note 20)																								2,650					2,650
Total comprehensive income attributable to GasLog Ltd. ("GasLog")'s operations																								2,650					2,650
Equity offering costs								$ (288)						$ 266					(22)										(22)
Repurchases of common or preference units (Note 6)								$ (22,890)											(22,890)										(22,890)
Number of units of repurchases of common or preference units								(1,171,572)
Elimination of incentive distribution rights ("IDRs") and issuance of common and Class B units (Note 6)								$ 1,796				(2,391)							(595)										(595)
Number of units on elimination of incentive distribution rights ("IDRs") and issuance of common and class B units								2,532,911	2,490,000
Net proceeds from public offerings of common units and issuances of general partner units (Note 6)				$ 1,996															1,996										1,996
Number of common units in public offering or general partner units (Note 6)				93,804
Number of units of settlement of awards vested during the period								49,850
Cash distribution to GasLog in exchange for net assets contribution to the Partnership																								(93,646)					(93,646)
Difference between net book values of acquired subsidiary and consideration paid				$ (357)				$ (17,490)											(17,847)					$ 17,847
Distributions declared (Note 6)				(2,200)				(101,932)				$ (2,785)		(31,036)					(137,953)										(137,953)
Share-based compensation, net of accrued distribution				18				847											865										865
Partnership's (loss)/income				(1,479)				(66,268)						30,328					(37,419)										(37,419)
Partnership's total comprehensive (loss)/income				(1,479)				(66,268)						30,328					(37,419)										(37,419)
Balance as of end of the year at Dec. 31, 2019				$ 11,271				$ 606,811						$ 347,889					965,971										965,971
Balance as of end of the year (in units) at Dec. 31, 2019				1,021,336				46,860,182	2,490,000					14,350,000
Equity offering costs								$ (132)											(132)										(132)
Repurchases of common or preference units (Note 6)								$ (996)											(996)										(996)
Number of units of repurchases of common or preference units								(191,490)
Number of Common units upon conversion of Class B units								415,000	(415,000)
Number of units of settlement of awards vested during the period								434,132
Distributions declared (Note 6)				$ (839)				$ (38,389)						$ (30,328)					(69,556)										(69,556)
Share-based compensation, net of accrued distribution				35				1,637											1,672										1,672
Partnership's (loss)/income				561				25,970						30,328					56,859										56,859
Partnership's total comprehensive (loss)/income				561				25,970						30,328					56,859										56,859
Balance as of end of the year at Dec. 31, 2020				$ 11,028				$ 594,901						$ 347,889					953,818										953,818
Balance as of end of the year (in units) at Dec. 31, 2020				1,021,336				47,517,824	2,075,000					14,350,000
Repurchases of common or preference units (Note 6)								$ (2)						$ (18,386)					(18,388)										(18,388)
Number of units of repurchases of common or preference units														(733,978)
Net proceeds from public offerings of common units and issuances of general partner units (Note 6)				$ 205				$ 9,634											9,839										9,839
Number of common units in public offering or general partner units (Note 6)				56,158				3,195,401
Number of Common units upon conversion of Class B units								415,000	(415,000)
Number of units of settlement of awards vested during the period								8,976
Distributions declared (Note 6)				$ (42)				$ (1,972)						$ (29,863)					(31,877)										(31,877)
Share-based compensation, net of accrued distribution				8				372											380										380
Partnership's (loss)/income				(482)				(23,486)						29,694					5,726										5,726
Partnership's total comprehensive (loss)/income				(482)				(23,486)						29,694					5,726										5,726
Balance as of end of the year at Dec. 31, 2021				$ 10,717				$ 579,447						$ 329,334					$ 919,498										$ 919,498
Balance as of end of the year (in units) at Dec. 31, 2021				1,077,494				51,137,201	1,660,000					13,616,022

[1]	Restated so as to reflect an adjustment introduced due to the adoption of International Financial Reporting Standard (“IFRS”) 16 Leases on January 1, 2019.